Current And Future Changes In Accounting Policies - Summary of Impact Upon Adoption of IFRS 9 (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2017	Oct. 31, 2018
Debt securities designated at FVTPL under IAS 39 reclassified to amortized cost under IFRS 9 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Fair value of debt securities		$ 1,143
Interest income recognized		11
Debt securities designated at FVTPL under IAS 39 reclassified to amortized cost under IFRS 9 [member] | Bottom of range [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Effective interest rate of debt securities	0.55%
Debt securities designated at FVTPL under IAS 39 reclassified to amortized cost under IFRS 9 [member] | Top of range [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Effective interest rate of debt securities	1.38%
Debt securities classified as AFS under IAS 39 and adjusted to amortized cost through AOCI under IFRS 9 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Fair value of debt securities		1,200
Change in fair value of debt securities recognized on the Consolidated Statement of Income		$ 27